2. Loans: Schedule of Loans and Financing Receivable (Tables)	12 Months Ended
Dec. 31, 2012
Tables/Schedules
Schedule of Loans and Financing Receivable

December 31, 2012	Principal Balance	% Portfolio	Net Charge Offs	% Net Charge Offs

Consumer Loans	$ 405,102,125	90.8%	$ 21,240,441	97.3%
Real Estate Loans	20,340,475	4.5	63,148.3
Sales Finance Contracts	20,915,700	4.7	530,993	2.4
Total .....................................	$ 446,358,300	100.0%	$ 21,834,582	100.0%

December 31, 2011

Consumer Loans	$ 373,198,985	89.9%	$ 21,013,407	96.6%
Real Estate Loans	21,782,247	5.3	75,400.4
Sales Finance Contracts	19,739,191	4.8	669,942	3.0
Total .....................................	$ 414,720,423	100.0%	$ 21,758,749	100.0%